OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ASSETS, NET [Abstract]
Schedule of Other Assets, Net
	As of December 31,
	2013	2012
Prepaid long-term land lease, net (see Note 16C)	$3,899	$4,020
Debenture issuance expenses and deferred financing charges	5,719	7,551
Prepaid expenses - long-term and others	1,929	2,197
	$11,547	$13,768